10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Director for Investor Relations
Amounts paid or payable		$ 62,000	$ 82,000	$ 132,000
Option based payment		0	311,984	9,639
Owed at year end		1,378	8,473	6,923
Consulting (a)
Amounts paid or payable	[1]	28,000	56,000	96,000
Option based payment	[1]	0	311,984	9,767
Owed at year end	[1]	0	4,239	4,239
Consulting (b)
Amounts paid or payable	[2]	900	675	375
Option based payment	[2]	0	137,993	70,884
Owed at year end	[2]	0	0	0
To an officer of the company (c)
Amounts paid or payable	[3]	38,605	26,430	27,143
Option based payment	[3]	66,419	105,345	3,251
Owed at year end	[3]	$ 1,300	$ 2,827	$ 1,323

[1]	fees for project management services which have been capitalized to subcontracts on the Morrison claims and option based payments and other services which have been allocated to operating expenses as consulting fees
[2]	fees for services which have been allocated to operating expenses as consulting fees
[3]	for accounting and management services